Corporate Information	12 Months Ended
Aug. 31, 2020
Corporate Information [Abstract]
Corporate Information

1. CORPORATE INFORMATION

Shaw Communications Inc. (the “Company”) is a diversified Canadian connectivity company whose core operating business is providing: Cable telecommunications, Satellite video services and data networking to residential customers, business and public-sector entities ("Wireline"); and wireless services for voice and data communications (“Wireless”).

The Company was incorporated under the laws of the Province of Alberta on December 9, 1966 under the name Capital Cable Television Co. Ltd. and was subsequently continued under the Business Corporations Act (Alberta) on March 1, 1984 under the name Shaw Cablesystems Ltd. Its name was changed to Shaw Communications Inc. on May 12, 1993. The Company’s shares are listed on the Toronto Stock Exchange (TSX), TSX Venture Exchange and New York Stock Exchange (NYSE) (Symbol: TSX - SJR.B, SJR.PR.A, SJR.PR.B, NYSE - SJR, and TSXV - SJR.A). The registered office of the Company is located at Suite 900, 630 – 3rd Avenue S.W., Calgary, Alberta, Canada T2P 4L4.